REVENUE - Additional information (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue recognition is included in contract liability	$ 2,860	$ 2,981	$ 3,111
Waiver of segment shortfall fees		894
Reclassifiaction of liability		$ 1,111